Average Annual Total Returns	12 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Price Index
Prospectus [Line Items]
Average Annual Return, Percent	23.31% [1]	9.79% [2]	9.74% [3]	11.02% [4]	11.95% [5]	12.44% [6]	11.86% [1]	12.60% [7]	15.12% [8]	14.05% [9]	12.72% [10]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	11.47%	11.43%	12.72%	13.66%	14.47%	13.58%	14.33%	16.89%	15.80%	14.45%
TrueShares Structured Outcome (January) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.11%						10.95%
Performance Inception Date							Dec. 31, 2020
TrueShares Structured Outcome (January) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.86%						9.87%
TrueShares Structured Outcome (January) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.73%						8.11%
TrueShares Structured Outcome (February) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.12%					11.43%
Performance Inception Date						Jan. 29, 2021
TrueShares Structured Outcome (February) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.36%					10.25%
TrueShares Structured Outcome (February) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.15%					8.46%
TrueShares Structured Outcome (March) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.00%				10.22%
Performance Inception Date					Feb. 26, 2021
TrueShares Structured Outcome (March) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.93%				8.55%
TrueShares Structured Outcome (March) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.67%				7.23%
TrueShares Structured Outcome (April) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.52%			10.56%
Performance Inception Date				Mar. 31, 2021
TrueShares Structured Outcome (April) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.23%			9.83%
TrueShares Structured Outcome (April) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.97%			7.95%
TrueShares Structured Outcome (May) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.76%		7.29%
Performance Inception Date			Apr. 30, 2021
TrueShares Structured Outcome (May) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.85%		6.45%
TrueShares Structured Outcome (May) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.52%		5.28%
TrueShares Structured Outcome (June) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	8.04%
Performance Inception Date		May 28, 2021
TrueShares Structured Outcome (June) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.79%	6.77%
TrueShares Structured Outcome (June) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.43%	5.67%
TrueShares Structured Outcome (September) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.43%										12.30%
Performance Inception Date											Aug. 31, 2020
TrueShares Structured Outcome (September) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.76%										11.49%
TrueShares Structured Outcome (September) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.92%										9.38%
TrueShares Structured Outcome (October) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.99%									12.55%
Performance Inception Date										Sep. 30, 2020
TrueShares Structured Outcome (October) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.39%									12.00%
TrueShares Structured Outcome (October) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.25%									9.69%
TrueShares Structured Outcome (November) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.19%								13.69%
Performance Inception Date									Oct. 30, 2020
TrueShares Structured Outcome (November) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.82%								13.05%
TrueShares Structured Outcome (November) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.37%								10.59%
TrueShares Structured Outcome (December) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.00%							11.60%
Performance Inception Date								Nov. 30, 2020
TrueShares Structured Outcome (December) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.80%							10.98%
TrueShares Structured Outcome (December) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.25%							8.87%

[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[2]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[3]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[4]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[5]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[6]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[7]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[8]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[9]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[10]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.